Related Party Convertible Loan (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jul. 23, 2020	Oct. 23, 2018	Dec. 31, 2008
Related party unpaid balance		$ 490	$ 300
Debt conversion price per share			$ 0.01	$ 0.01
Related party transaction
President [Member]
Related party advance due					$ 229	$ 561
Related party unpaid balance					261
Related party convertible note payable					$ 490
Debt conversion price per share					$ 0.05
President [Member] | Canadian Currency [Member]
Related party advance due					$ 300